Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance	$ 4,216,085	$ 4,186,718	$ 4,119,326
Impairment			(1,146)	(2,100)
Acquisitions	97	24,893	86,051
Dispositions		(3,218)	(10,542)
Foreign currency	(1,952)	7,784	(6,898)
Other	(1,849)	(92)	(73)
Balance	4,212,381	4,216,085	4,186,718	4,119,326
CCME [Member]
Goodwill [Line Items]
Balance	3,236,688	3,212,427	3,140,198
Impairment			0
Acquisitions	0	24,842	82,844
Dispositions		(489)	(10,542)
Foreign currency	0	0	0
Other	(1,849)	(92)	(73)
Balance	3,234,839	3,236,688	3,212,427
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	571,932	571,932	571,932
Impairment			0
Acquisitions	0	0	0
Dispositions		0	0
Foreign currency	0	0	0
Other	0	0	0
Balance	571,932	571,932	571,932
International Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	290,316	285,261	290,310
Impairment			(1,146)
Acquisitions	0	0	2,995
Dispositions		(2,729)	0
Foreign currency	(1,952)	7,784	(6,898)
Other	0	0	0
Balance	288,364	290,316	285,261
Other [Member]
Goodwill [Line Items]
Balance	117,149	117,098	116,886
Impairment			0
Acquisitions	97	51	212
Dispositions		0	0
Foreign currency	0	0	0
Other	0	0	0
Balance	$ 117,246	$ 117,149	$ 117,098